TRADE AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of Trade and Other Payables
	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
Trade payables:
Amount due to third parties	1,085,107	2,673,054

Other payables:
Accrued payroll and pension	1,266,390	3,054,727
Accrued operating expenses	666,124	500,240
Loan from a third party *	38,256	506,191
GST payables	467,576	1,716,568
Provision for taxation	158,455	181,756
Unpaid consideration for acquisition of subsidiaries	527,851	1,452,746
Amount due to directors of subsidiaries **	50,823	361,633
Others	312,069	390,610
Total trade and other payables	4,572,651	10,837,525
*	The balance as of June 30, 2026 represents a loan from a third party amounting to MYR155,706 equaling $38,256 which is interest-free per annum and repayable on demand.
**	The amount represents non-trade balances that are unsecured, interest-free and repayable on demand.